PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation and use of estimates
a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company had negative working capital as of December 31, 2018. Management believes that its cash position as of December 31, 2018, the cash expected to be generated from operations and funds available from borrowings under its bank credit facilities will be sufficient to meet its working capital and capital expenditure requirements for at least the next 12 months from April 10, 2019, the date of issuance of its consolidated financial statements for 2018.

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful receivables, provision for inventories and advances to suppliers, the purchase price allocation with respect to business combinations, impairment of long-lived assets, the economic useful lives of property, plant and equipment, project assets and intangible assets, certain accrued liabilities including accruals for warranty costs, guarantees, sales-leaseback, accounting for share-based compensation, fair value measurements of share-based compensation and financial instruments, legal contingencies, income taxes and related deferred tax valuation allowance.

Consolidation
b. Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

For the Group’s majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity interests which are not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statement of operation includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Discontinued operations
c. Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Examples include a disposal of a major geographical location, line of business, or other significant part of the entity, or disposal of a major equity method investment. In the consolidated statement of operations, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in note 3. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Non-current assets or disposal groups are classified as assets held for sale when the carrying amount is to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset.

Foreign currency translation
d. Foreign currency translation

The Group's reporting currency is the Renminbi (“RMB”), the official currency in the PRC. The Company and certain subsidiaries use RMB as their functional currency. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People's Bank of China (the “PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the consolidated statements of operations.

For consolidation purpose, the financial statements of the Company’s subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income in the consolidated statement of comprehensive income/ (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash, cash equivalents, restricted short-term investments and restricted cash denominated in RMB amounted to RMB4,509.4 million and RMB6,161.7 million as of December 31, 2017 and 2018, respectively.

Cash, cash equivalents and restricted cash
e. Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash represents deposits legally held by banks which are not available for the Group's general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and foreign exchange forward contracts.

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	1,928,302,849	3,104,916,803
Restricted cash	833,071,955	377,110,770
Total	2,761,374,804	3,482,027,573

Restricted short-term investments
f. Restricted short-term investments

Restricted short-term investments represent the time deposits legally hold by banks with original maturities longer than three months and less than one year, which are held as collateral for issuance of letters of credit, guarantee, bank acceptance notes or deposits for short-term borrowings.

Notes receivable and payable
g. Notes receivable and payable

Notes receivable represents bank or commercial drafts that have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximate their fair values due to the short-term maturity of the notes receivables.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classifies the changes in notes payable as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than six months.

Accounts receivable
h. Accounts receivable

Specific provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any. Before approving sales to each customer, the Group conducts a credit assessment for each customer to evaluate the collectability of such sales. The assessment usually takes into consideration the credit worthiness of such customer and its guarantor, if any, the Group’s historical payment experience with such customer, industry-wide trends with respect to credit terms, including the terms offered by competitors, and the macro-economic conditions of the region to which sales will be made. The Group will execute a sales order with a customer and arrange for shipment only if its credit assessment concludes that the collectability with such customer is probable
. The Group may also from time to time require security deposits from certain customers to minimize its credit risk. After the sales are made, the Group closely monitors the credit situation of each customer on an on-going basis for any subsequent change in its financial position, business development and credit rating, and evaluates whether any of such adverse change warrants further action to be taken by the Group, including asserting claims and/or initiating legal proceedings against the customer and/or its guarantor, as well as making provisions. It is also the Group’s general practice to suspend further sales to any customer with significant overdue balances.

Advances to suppliers
i. Advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers’ inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. A provision of advance to suppliers of RMB799,889 ,nil and nil was recorded for the years ended December 31, 2016, 2017 and 2018, respectively.

Inventories
j. Inventories

Inventories are stated at the lower of cost or net realizable value.
Cost is determined using the weighted average method. Provisions are made for excessive, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on our gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, if any, at each period end. Provision is made in the current period if the net realizable value after considering estimated costs to convert polysilicon into saleable finished goods is higher than market selling price of finished goods as of the end of a reporting period. There was no loss provision recorded related to these long-term contracts for each of the three years ended December 31, 2016, 2017 and 2018.

Property, plant and equipment, net
k. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture, fixture and office equipment	3-5 years
Motor vehicles	4-5 years

Construction in progress primarily represents the construction of new production line and buildings. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

Project Assets, net
l. Project Assets, net

Project assets represented the costs of solar power plants held for generation of electricity revenue, held with the intention to sell to third parties and solar power plants under construction. Project assets are stated in the consolidated balance sheets at cost less accumulated depreciation and impairment provision, if any.

Costs of project assets consist primarily of costs relating to construction of solar power plants at various stages of development. These costs include costs for procurement of solar module and other equipment (including intercompany purchases), cost of land on which solar power plants are developed and other direct costs for developing and constructing solar power plants, such as costs for obtaining permits required for solar power plants and costs for designing, engineering, interest costs capitalized and installation in the course of construction. Such costs are capitalized starting from the point when it is determined that development of the solar power plant is probable. For a solar power project asset acquired from third parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition costs.

Costs capitalized in the construction of solar power plants under development will be transferred to complete solar power plants upon completion and when they are ready for intended use, which is at the point of time when the solar power plant is connected to grids and begins to generate electricity. Depreciation of the completed solar power plant held for generation of electricity revenue commences once the solar power plant is ready for intended use. Depreciation is computed using the straight-line method over the expected life of
20 years.

The Company does not depreciate project assets when such project assets are constructed for sale upon completion. Any revenue generated from such project assets connected to the grid would be considered incidental revenue and accounted for as a reduction of the capitalized project costs for development.

The Group made decision to sell certain of its solar projects to third parties in the year of 2018. All cash flows related to the development and construction of project assets contracted for external sales are a component of cash flows from operating activities.

Assets held for sale
m. Assets held for sale

Long-lived assets to be sold shall be classified as held for sale considering the recognition criteria in ASC 360-10-45-9 in which all of the following criteria are met:

¨	Management, having the authority to approve the action, commits to a plan to sell the asset.

¨	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

¨	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.

¨	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year,

¨	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

¨	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Interest Capitalization
n. Interest Capitalization

Interest expenses during the years ended December 31, 2016, 2017 and 2018 were RMB409,731,845, RMB322,002,538 and RMB429,347,129, net of with interest income of RMB41,519,696, RMB58,810,160 and RMB83,461,323, respectively.

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment or project assets. Interest capitalization ceases once a project is substantially completed or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group’s weighted average cost of borrowings. Interest expense capitalized associated with the project assets of discontinued operations for the years ended December 31, 2016, 2017 and 2018 were RMB58,624,205, nil , and nil, respectively. Interest expense capitalized associated with the construction projects of continuing operation for the years ended December 31, 2016, 2017 and 2018 were RMB8,915,817, RMB17,662,780, and RMB51,243,764, respectively.

Land use rights and land lease
o. Land use rights and land lease

a. Land use rights

Land use rights represent acquisition costs to purchase land use rights from the PRC government, which are evidenced by property certificates. The periods of these purchased land use rights are either 50 years or 70 years. The Company classifies land use rights as long term assets on the balance sheet and cash outflows related to acquisition of land use right as investing activities.

Land use rights are carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use right certificate for 50 years or 70 years, as applicable.

b. Land lease

For certain of the Group’s solar power project, the Group enters into land lease contracts with the owners of the land use rights. Under such lease arrangements, the owners retain the property right of the land use rights. While the Group can only set up the solar panels on these leased lands but does not have the right to sell, lease or dispose the land use rights.

Accordingly, land leases are classified as operating leases, with the lease payments being recognised over the lease periods of 20 years to 50 years as operating expenses. Such land lease payments are classified as operating cash outflows.

Intangible assets
p. Intangible assets

Intangible assets include purchased software and fees paid to register trademarks and are amortized on a straight-line basis over their estimated useful lives, which are 5 or 10 years, respectively.

Business combination and assets acquisition
q. Business combination and assets acquisition

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations,” and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net tangible and intangible assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of operations and comprehensive income includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

The Company consummated a business acquisition under ASC 805 in the year of 2016.

Investments in affiliates and other equity securities
r.
Investments in affiliates and other equity securities

On January 1, 2018, the Company adopted new financial instruments accounting standard ASU No. 2016-01, which requires equity investments to be measured at fair value with subsequent changes recognized in net income, except for those accounted for under the equity method or requiring consolidation. The new standard also changes the accounting for investments without a readily determinable fair value and that do not qualify for the practical expedient to estimate fair value. A policy election can be made for these investments whereby investment will be carried at cost and adjusted in subsequent periods for any impairment or changes in observable prices of identical or similar investments.

With the adoption of the new standard, for investments in equity securities lacking of readily determinable fair values, the Company elected to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes. Adoption of the new standard related to new financial instruments accounting had no significant impact on the Group’s consolidated financial statements for the year ended 2018.

The Group’s investments include equity method investments and equity securities without readily determinable fair values.

The Group holds equity investments in affiliates in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its' proportionate share of the investees' income or loss in its consolidated financial statements.

Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. Prior to the fiscal year of 2018, these investments over which the Company does not have the ability to exercise significant influence were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Due to the disposition of downstream power business, investment income of affiliated companies of the downstream power business is included in discontinued
operations for the year ended December 31, 2016. (note 3)

Impairment of long-lived assets
s. Impairment of long-lived assets

The Group’s long-lived assets include property, plant and equipment, project assets, land use rights and intangible assets with finite lives. The Group’s business requires heavy investment in manufacturing equipment that is technologically advanced, but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses.

Leases
t. Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less. Operating lease costs are recognized on a straight-line basis over the lease term.

For a sale-leaseback transaction, when the transaction involves real estate or integral equipment, sale-leaseback accounting shall be used by a seller-lessee only if the transaction includes all of the following a) A normal leaseback; b) Payment terms and provisions that adequately demonstrate the buyer-lessor's initial and continuing investment in the property; c) Payment terms and provisions that transfer all of the other risks and rewards of ownership as demonstrated by the absence of any other continuing involvement by the seller-lessee.

Equipment is determined to be integral when the cost to remove the equipment from its existing location, ship and reinstall at a new site, including any diminution in fair value, exceeds 10% of the fair value of the equipment at the time of original installation.

If a sale-leaseback of real estate qualifies for sale-leaseback accounting, an analysis is performed to determine if the Company can record a sale and remove the assets from the balance sheet and recognize the lease; and if so, to determine whether to record the lease as either an operating or capital lease.

The Group’s assets under capital lease transactions are derecognized upon sale at the net book value and rebooked at the financed amount. Any profit or loss on the sale will be deferred and amortized over the useful life of the assets. If the fair value of the assets at the time of the sale is less than its net book value, a loss will be recognized immediately.

If a sale-leaseback transaction does not qualify for sale-leaseback accounting because of any form of continuing involvement by the seller-lessee other than a normal leaseback, it is accounted for as a financing, whichever is appropriate under ASC 360.

Guarantees
u. Guarantees

The Group issues debt payment guarantees in favor of JinkoPower, a related party. The guarantees require the Group to make payments to reimburse the holders of these guarantees for losses they incur when Jinko Power fails to make repayments to the holders, when its liability to the holders falls due.

In addition, the Group also issues redemption guarantees in favor of Jinko Power, a related party. According to the side agreement among the Group, Jinko Power and investors of Jinko Power (the original redeemable preferred shareholders of JinkoPower), the investors of Jinko Power will have the right to redeem the common shares of Jinko Power held by them, and, as a result of a guarantee issued by the Company, in the event that Jinko Power fails to perform its redemption obligations, the Company will become liable for Jinko Power’s obligations under the redemption.

A guarantee liability is initially recognized at the estimated fair value in the Group’s consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group’s consolidated balance sheets at the expected amount payable to the holder. The fair value of the guarantee liability is measured by the total consideration to be received in connection with the provision of guarantee. The guarantee liability would be amortized in straight line during the guarantee period.

Receivables have also been recorded for the guarantee payments to be received (note 31).

Pursuant to the master service agreement signed with Jinko Power, guarantee service fee would be settled on a half-year basis.

Revenue recognition
v. Revenue recognition

On January 1, 2018, the Group adopted new revenue guidance ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”), by applying the modified retrospective method under which the Company has elected to adopt the standard applied to those contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historical accounting practices under ASC Topic 605 “Revenue Recognition”.

The Company has determined that the impact of the transition to the new standard is immaterial to the Company’s revenue recognition model since the vast majority of the Company’s revenue recognition is based on point in time transfer of control. Accordingly, the Company has not made any adjustment to opening retained earnings.

The Company negotiated payment terms on a case by case basis and allows most of its overseas’ customers to make full payment within 90 days and our domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends.

As a result of adopting the new accounting standard, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires. Revenue recognition for the Group’s other sales arrangements, including sales of solar modules, wafers, cells and revenue from generated electricity, remained materially consistent with historical practice.

For the contracts with retainage terms signed and executed before the adoption date of January 1, 2018, as 90%~95% of the revenue was recognized before the date of initial application, which is considered to be substantial, management concluded that these contracts have been completed before the adoption date, and as the company has elected to apply the modified retrospective adoption method only to contracts that were not completed as of January 1, 2018, no cumulative effect related to these retainages is recognized as an adjustment to the opening balance of retained earnings. The revenue recognized upon collection of these retainage amounts is recognized under ASC 605, the prior revenue recognition standard, and was RMB 26,604,993 in 2018.

The Group was mainly subject to value added taxes ("VAT") on its sales from products. The Group recognizes revenue net of VAT. Related surcharges, such as urban maintenance and construction tax as well as surtax for education expenses are recorded in cost of revenues.

The Company’s accounting practices under ASC Topic 606, “Revenue from Contracts with Customers” are as followings:

(a)	Revenue recognition on product sales

For all product sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications. The Company’s sales arrangements generally do not contain variable considerations and are short-term in nature. The Company recognizes revenue at a point in time based on management’s evaluation of when the customer obtains control of the products. Revenue is recognized as performance obligation under the terms of a contract with the customer are satisfied and control of the product has been transferred to the customer. Sales of goods do not include multiple product and/or service elements.

Practical expedients and exemption

Upon the election of the practical expedient under ASC 340-40-25-4, the incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. For the years ended December 31, 2018, no incremental cost was capitalized as assets.

The Group also selected to choose a practical expedient and does not disclose remaining performance obligations as all related contracts have a duration of one year or less.

Based on the considerations that there is no difference between the amount of promised consideration and the cash selling price of product sales, in addition the actual length of time between when the Group transfers products to the customer and when the customer pays for those products has been generally within one year, the Group assessed and concluded that there is no significant financing component in place within its products sales as a practical expedient in accordance with ASC 606-10-32-18. As the retainage term is made to secure the future effective operation of solar modules and not to provide customer with significant financing, no significant financing component is considered to exist in the sales contract with retainage terms.

(b)	Sales of solar projects

The Company’s sales arrangements for solar projects do not contain any forms of continuing involvement that may affect the revenue or profit recognition of the transactions, nor any variable considerations for energy performance guarantees, minimum electricity end subscription commitments. The Company therefore determined its single performance obligation to the customer is the sale of a completed solar project. The Group recognizes revenue for sales of solar projects at a point in time after the solar project has been grid connected and the customer obtains control of the solar project.

The following table summarizes the impact of adopting ASC 606 on the Company’s Consolidation Statements of Operations

	For the year ended December 31, 2018
	As reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Total revenues	25,042,613,341	25,015,058,894	27,554,447
Income from continuing operations before income taxes	407,375,203	379,820,756	27,554,447
Income tax expenses	(4,409,523)	(8,542,690)	(4,133,167)
Net income	405,575,533	382,154,253	23,421,280

The following table summarizes the impact of adopting ASC 606 on the Company’s Consolidated Balance sheet:

	As of December 31, 2018
	As reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
ASSETS
Current assets:
Accounts receivable, net - third parties	5,436,370,691	5,408,816,244	27,554,447
Non-current assets:
Deferred tax assets	338,069,324	342,202,491	(4,133,167)

Shareholders’ equity:
Retained earnings	3,202,528,312	3,179,107,032	23,421,280

The Company’s historical accounting practices under ASC Topic 605 “Revenue Recognition” are as followings:

(a)	Revenue recognition on product sales

The Group recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. For all sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of photovoltaic products from PRC to foreign customers, delivery of the products generally occurs at the point in time the product is delivered to the named port of shipment or received by the customers, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV products to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs generally at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred. In the case of sales that are contingent upon customer acceptance, revenue is not recognized until the deliveries are formally accepted by the customers.

The Group enters into certain sales contracts with retainage terms beginning in 2012, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage after a specified period which generally range from one year to two years since normal operation of related customer’s solar project (the “Retainage Period”). Given the limited experience the Group has with respect to the collectability of the retainage, the Group defers recognition of the retainage as revenue until the customers pay it after the Retainage Period expires.

The total amounts of retainage that were not recognized as revenue were RMB89,848,484 and RMB63,243,490 as of December 31, 2017 and 2018, respectively. Additions of retainages in 2016 and 2017, were RMB19,809,181 and RMB8,821,018, respectively. Revenue recognized upon the cash collection of the retainages under ASC 605 in 2016, 2017 and 2018, were RMB31,092,562, RMB63,847,987 and RMB26,604,993, respectively. All of the retainages are within the Retainage Period of the sales contracts ranged from one year to two years.

Advance payments received from customers for the future sale of products are recognized as advances from third party customers in the consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

(b)	Revenue on electricity generation

The Group recognizes electricity generation revenue on project assets constructed with a plan to operate the plant when persuasive evidence of a power purchase arrangement with the power grid company exists, electricity has been generated and been transmitted to the grid and the electricity generation records are reconciled with the grid companies, the price of electricity is fixed or determinable and the collectability of the resulting receivable is reasonably assured.

(c)	Revenue on solar system integration projects

The Group recognizes revenue related to solar system integration projects on the percentage-of-completion basis. The Company estimates its revenues using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No loss provision was recorded in the years ended December 31, 2016, 2017 and 2018. There existed no unbilled receivables as of December 31, 2017 and 2018. The Company stopped its business of solar system integration upon the disposition of its household solar project business in the fourth quarter of 2016.

In the PRC, value added tax (“VAT”) at a general rate of 16% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Segment report
w. Segment report

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. In prior years, management has determined that the Group operated its business in two segments, as that term is defined by FASB ASC Topic 280,
Segment reporting
.

The Group’s first segment was and is the vertically integrated solar power products manufacturing business (“manufacturing segment”), from silicon ingots, wafers, cells to solar modules.

In the fourth quarter of 2016, the Group disposed of its downstream solar projects business segment, through which the Group entities developed, constructed and operated the solar projects, including (i) project development, (ii) engineering, procurement, and construction (“EPC”), (iii) connecting solar projects to the grid, operating and maintenance (“O&M”).

Cost of revenue
x. Cost of revenue

Cost of revenue for sales of photovoltaic products includes production and indirect costs, as well as shipping and handling costs for raw materials purchase and provision for inventories.

Costs of revenues for solar system integration projects include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

Costs of electricity generation revenue include depreciation of solar power project assets and costs associated with operation and maintenance of the project assets. Cost of electricity sales from continuing operations wasRMB0.6 million, RMB3.1 million and nil million for years ended December 31, 2016, 2017 and 2018, respectively.

Warranty cost
y. Warranty cost

Solar modules produced by the Group are typically sold with either a 5-year or 10-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Consistent with the practice of the solar industry, the Group has adopted the equivalent of 1% of product revenues to estimate the cost of its warranty obligation and recorded a warranty liability on that basis. In light of the historical sharp decline and the anticipated long-term decreasing trend of module prices, which it estimates to reflect replacement cost, as well as based on the accumulation of longer operating experience, the Group reassessed and updated the estimation of future warranty costs with effect from 31 December 2017 and 2018. The updated accrual basis consists two major inputs, which are the 1% expected failure rate and the product replacement cost. Based on the actual claims incurred during the past years which appears to be consistent with the market practice, the Group projected the expected failure rate as 1% for the whole warranty period, which is consistent with prior assumptions. Based on the Group’s actual claims experience in the historical periods as well as management’s current best estimation, the Group believes that the average selling price of solar modules over the past two years more accurately reflects the estimated warranty cost liability in connection with the products sold by the Group, as opposed to the current and past spot prices. According to the updated product replacement cost included in the warranty liability estimation which continued to drop in recent years, the Group reversed previous years’ recorded warranty liability of RMB92,083,351, RMB
117,165,077 and RMB162,447,593 in 2016, 2017 and 2018 respectively.

The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs – non-current, respectively, which reflect our estimate of the timing of when the warranty expenditures will likely be made. For the years ended December 31, 2016, 2017 and 2018, warranty costs accrued for the modules delivered in the periods before the reversals due to updated project replacement cost were RMB257,464,846, RMB299,331,077 and RMB278,417,311, respectively. The utilization of the warranty accruals for the years ended December 31, 2016, 2017 and 2018 were RMB11,957,359, RMB114,112,651 and RMB102,600,327, respectively.
The increase in the utilization of warranty accruals in the year of 2017 was mainly due to defects in a specific batch of raw materials provided by a certain former supplier of the Company, and no such claims are expected to incur in the future. Utilization of warranty accruals in 2018 was mainly related to a specific batch of solar modules shipped in 2017 with welding defects, and no such claims are expected to incur in the future. Considering the defective modules only comprised a small portion of the Group’s module shipments, it is less likely to have a significant impact on our estimation on the expected failure rate of module production.

Movement of accrued warranty cost

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	421,830,367	575,254,503	643,307,854
Additions	257,464,846	299,331,079	278,417,311
Utilization	(11,957,359)	(114,112,651)	(102,600,327)
Reversal to selling and marketing expense	(92,083,351)	(117,165,077)	(162,447,593)
At end of year	575,254,503	643,307,854	656,677,245

The Group purchases warranty insurance policy which provides coverage for the product warranty services of solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities
.
Once the Group receives insurance recoveries, warranty expenses will be credited.

Shipping and handling
z. Shipping and handling

Costs to ship products to customers are included in selling and marketing expenses in the consolidated statements of operations. Costs to ship products to customers were RMB831,693,851, RMB1,220,560,478 and RMB1,005,186,974 for the years ended December 31, 2016, 2017 and 2018, respectively.

Research and development	aa. Research and development Research and development costs are expensed when incurred.

Start-up costs
ab. Start-up costs

The Group expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities (excluding costs that are capitalized as part of property, plant and equipment) and costs incurred with the formation of new subsidiaries such as organization costs.

Income Taxes
ac. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. The Group did not have any interest and penalties associated with uncertain tax positions in the year ended December 31, 2016, 2017 and 2018 as there were no uncertain tax positions.

Commitments and Contingencies
ad. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Fair value of financial instruments
ae. Fair value of financial instruments

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's consolidated assets, liabilities, equity and net income.

The Group's financial instruments consist principally of cash and cash equivalents, restricted cash, restricted short-term investments, accounts and notes receivable, foreign exchange forward contract receivable, call spread options, other receivables, prepayments and other current assets, capped call options, accounts and notes payable, other payables and accruals, foreign exchange forward contracts payable, short-term borrowings, long-term borrowings, convertible senior notes, interest rate swap and warrants.

The foreign exchange forward contracts receivable and payable, call spread options, foreign exchange options, capped call options, interest rate swap, convertible senior notes and warrants are measured at fair value (note 34). Except for these financial instruments and long-term borrowing, the carrying values of the Group’s other financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of long-term borrowing approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Government grants
af. Government grants

Government grants related to technology upgrades and enterprise development are recognized as subsidy income when received. For the years ended December 31, 2016, 2017 and 2018, the Group received financial subsidies of RMB168,646,557 , RMB147,916,764 and RMB52,176,462 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions, including none related to specific use or disposition of the funds, attached. Such amounts were recorded as subsidy income in the consolidated statements of operations. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as other payables and accruals which are then deducted from the carrying amount when the assets are ready for use and approved by related government. The Company received government grant related to assets of nil, RMB26,306,649 and RMB8,102,911 during the years ended December 31, 2016, 2017 and 2018, respectively.

Repurchase of share
ag. Repurchase of share

When the Company’s shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company’s shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

Statutory reserves
ah. Statutory reserves

Zhejiang Jinko, as sino-foreign owned joint venture incorporated in the PRC, is required to make appropriations of net profits, after recovery of accumulated deficit, to (i) a general reserve fund, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund prior to distribution of dividends to investors. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the "PRC GAAP"). The percentage of net profit for appropriation to these funds is at the discretion of their board of directors.

Jiangxi Jinko, as wholly foreign owned enterprises incorporated in the PRC, is required on an annual basis to make appropriations of net profits, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentage of after-tax profit determined in accordance with the PRC GAAP. The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of its boards of directors.

Except for the aforementioned subsidiaries, the Company's other subsidiaries, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group's statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

During the years ended December 31, 2016, 2017 and 2018, the Group made total appropriations to statutory reserves of RMB115,487,297, RMB50,632,996 and RMB53,290,350, respectively.

Earnings/(Loss) per share
ai. Earnings/(Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and warrants (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Periodic accretion to redeemable non-controlling interests in connection with then outstanding redeemable convertible preferred shares of JinkoPower (note 9), and the remaining net profit of the subsidiary (if any after deducting the accretion) that attributes to its outstanding redeemable convertible preferred shares under the two-class method, are recorded as deductions to consolidated net income (loss) from discontinued operations to arrive at net income (loss) available to the Company’s ordinary shareholders from discontinued operations.

Changes in income or loss as result from the assumed conversion of the convertible senior notes, if any, are recorded as the adjustment to the consolidated net income (loss) from continuing operations to arrive at the diluted net income (loss) available to the Company’s ordinary shareholders from continuing operations.

Share-based compensation
aj. Share-based compensation

The Company’s share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Other comprehensive income/(loss)
ak. Other comprehensive income/(loss)

Other comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. The Company’s other comprehensive income/(loss) for each period presented is comprised of foreign currency translation adjustment of the Company’s foreign subsidiaries and unrealized gains and losses on available-for-sale securities. .

Convenience translation
al. Convenience translation

Translations of balances in the consolidated balance sheet, consolidated statement of operation, consolidated statement of comprehensive income and statement of cash flows from RMB into United States dollars ("US$" or "USD") as of and for the year ended December 31, 2018 are solely for the convenience of readers and were calculated at the rate of RMB$6.8755 to US$1.00, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Recent accounting pronouncements
am,. Recent accounting pronouncements

New Accounting Standards Adopted

In May 2014, the FASB and the International Accounting Standards Board (IASB) jointly issued ASU No. 2014-9, Revenue from Contracts with Customers (Topic 606), which was further updated by ASU No. 2016-08 in March 2016, ASU No.2016-10 in April 2016 and ASU No.2016-11 in May 2016. The new guidance clarifies the principles for recognizing revenue and develops a common revenue standard for GAAP and International Financial Reporting Standards (IFRS). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. In July 2015, the FASB approved a deferral of the ASU effective date from annual and interim periods beginning after December 15, 2016 to annual and interim periods beginning after December 15, 2017. The Company has evaluated its material contracts, and has concluded that the impact of adopting the standard on its consolidated financial statements and related disclosures was not material. The Company adopted the standard on January 1, 2018. Details please refer to note 2(v).

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU 2016-01), "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." The main objective of this update is to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The new guidance addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. We adopted this guidance on January 1, 2018 and it did not have a material effect on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 refines how companies classify certain aspects of the cash flow statement in regards to debt prepayment, settlement of debt instruments, contingent consideration payments, proceeds from insurance claims and life insurance policies, distribution from equity method investees, beneficial interests in securitization transactions and separately identifiable cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2018. We adopted this guidance on January 1, 2018 and it did not have a material effect on the Company’s consolidated financial statements.

Statements of Cash Flows (Topic 230): Restricted Cash. In November 2016, the FASB issued ASU 2016-18, Statements of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the changes during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The standard should be applied to each period presented using a retrospective transition method. We adopted this guidance on January 1, 2018 and it did not have a material effect on the Company’s consolidated financial statements, but resulted in restricted cash being included with cash, cash equivalents and restricted cash when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows. Cash flows were restated for years ended December 31, 2016 and 2017.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740) - Intra-Entity Transfers of Assets Other Than Inventory, to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. The FASB decided that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Consequently, the amendments in this update eliminate the exception for an intra-entity transfer of an asset other than inventory. Two common examples of assets included in the scope of this update are intellectual property and property, plant, and equipment. The update does not change GAAP for an intra-entity transfer of inventory. The amendments in this update do not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. For public business entities, the amendments in this update are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. The amendments in this update should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. We adopted this guidance on January 1, 2018 and it did not have a material effect on the Company’s consolidated financial statements.

New Accounting Standards Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)." ASU 2016-02 requires the identification of arrangements that should be accounted for as leases. In general, for lease arrangements exceeding a twelve-month term, these arrangements will be recognized as assets and liabilities on the balance sheet of the lessee. Under ASU 2016-02, a right-of-use asset and lease obligation will be recorded for all leases, whether operating or financing, while the income statement will reflect lease expense for operating leases and amortization/interest expense for financing leases. In July 2018, the FASB issued ASU 2018-10, "Codification Improvements to Topic 842 (Leases)", which provides narrow amendments to clarify how to apply certain aspects of ASU 2016-02, and ASU 2018-11, "Leases (Topic 842): Targeted Improvements", which provides an additional transition method by allowing entities to initially apply ASU 2016-02, and subsequent related standards, at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. These ASUs (collectively “ASC 842”) are effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Company will adopt the new guidance effective January 1, 2019 using a modified retrospective approach through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption and will not recast the prior comparative periods. The Company estimates that in the range of approximately RMB220 million to RMB280 million would be recognized as total right-of-use assets and total lease liabilities on its consolidated balance sheet as of January 1, 2019. However, the Company does not expect the adoption to have a material impact to its Statement of Cash Flows or Statement of Comprehensive Income.

Incremental disclosure will be made in accordance with the guidelines provided by the new standard since the adoption date on January 1, 2019.

Upon adoption of ASC 842, the Company intends to elect the following practical expedients:

•	The Company intends to elect not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component.
•	If at the lease commencement date, a lease has a lease term of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company will elect not to apply ASC 842 recognition requirements.
•	As the Company plans to apply the new transition method allowed per ASU 2018-11, the Company intends to elect not to reassess arrangements entered into prior than January 1, 2019 for whether an arrangement is or contains a lease, the lease classification applied or to separate initial direct costs.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which eliminates the probable recognition threshold for credit impairments. The new guidance broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually to include forecasted information, as well as past events and current conditions. There is no specified method for measuring expected credit losses, and an entity is allowed to apply methods that reasonably reflect its expectations of the credit loss estimate. For public business entities that are SEC filers, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of the amendments on its consolidated financial statements.

In May 2017, the FASB issued guidance within ASU 2017-09: Scope of Modification Accounting. The amendments in ASU 2017-09 to Topic 718, Compensation - Stock Compensation, provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. An entity should account for the effects of a modification unless all of the following conditions are met: the fair value of the modified award is the same as the fair value of the original award immediately before the original award is modified; the vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified; and the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified. The amendments should be applied prospectively to an award modified on or after the adoption date. The amendments are effective for annual periods, and interim periods within those annual periods, beginning after December 31, 2018. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

In August 2017, the Financial Accounting Standard Board (“FASB”) issued ASU 2017-12, Derivatives and Hedging (Topic 815) – Targeted Improvements to Accounting for Hedging Activities, to simplify certain aspects of hedge accounting for both non-financial and financial risks and better align the recognition and measurement of hedge results with an entity’s risk management activities. ASU 2017-12 also amends certain presentation and disclosure requirements for hedging activities and changes how an entity assesses hedge effectiveness. ASU 2017-12 is effective for fiscal years and interim periods within those years beginning after December 15, 2018, and early adoption is permitted. The Group does not expect that the new standard will have a material impact on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, to address specific consequences of the U.S. Tax Reform. The update allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the U.S. Tax Reform. The accounting update is effective January 1, 2019, with early adoption permitted, and is to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the U.S. Tax Reform is recognized. The Company is currently evaluating the impact of the new standard on the Company's consolidated financial statements.